UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22298

Starboard Investment Trust
(Exact name of registrant as specified in charter)

116 South Franklin Street, Rocky Mount, North Carolina 27804
(Address of principal executive offices) (Zip code)

Paracorp Inc.
2140 South Dupont Hwy., Camden, DE  19934
(Name and Address of Agent for Service)

Registrant's telephone number, including area code: 252-972-9922

Date of fiscal year end: May 31

Date of reporting period: February 29, 2020

ITEM 1.  SCHEDULE OF INVESTMENTS

Cavalier Adaptive Income Fund

Schedule of Investments
(Unaudited)

As of February 29, 2020
	Principal	Interest Rate	Maturity Date	Value (Note 1)

ASSET-BACKED SECURITIES - 8.12%
Accredited Mortgage Loan Trust 2002-2	$331,147	2.627%	1/25/2033	$320,139
Aegis Asset Backed Securities Trust Mortgage Pass-
Through Ctfs Series 2004-4	254,814	4.327%	10/25/2034	254,284
Credit Suisse First Boston Mortgage Securities Corp.	863,869	3.784%	4/25/2034	811,979
JP Morgan Chase Commercial Mortgage Securities
Trust 2010-C2	1,000,000	5.075%	11/15/2043	1,006,651
JP Morgan Mortgage Acquisition Trust 2007-HE1	500,000	1.907%	3/25/2047	427,833
Merrill Lynch Mortgage Investors Trust Series MLCC
2004-F	1,047,641	3.434%	12/25/2029	1,018,964
MortgageIT Mortgage Loan Trust 2006-1	378,322	2.087%	4/25/2036	360,017

Total Asset-Backed Securities (Cost $4,268,218)				4,199,867

COLLATERAL MORTGAGE OBLIGATIONS - 78.03%
ABFC 2005-WF1 Trust	247,842	2.973%	4/25/2044	242,670
ACE Securities Corp Home Equity Loan Trust Series
2004-RM1	145,256	6.000%	6/25/2037	124,989
Adjustable Rate Mortgage Trust 2005-1	415,878	4.028%	11/25/2035	411,007
Adjustable Rate Mortgage Trust 2005-11	421,485	3.972%	2/25/2036	353,341
Adjustable Rate Mortgage Trust 2005-9	55,770	7.000%	4/20/2032	56,076
Adjustable Rate Mortgage Trust 2005-9	44,062	5.750%	10/25/2034	45,277
Alternative Loan Trust 2004-15	35,472	3.718%	8/25/2035	35,622
Alternative Loan Trust 2004-29	278,194	2.756%	2/25/2035	231,382
Alternative Loan Trust 2004-32CB	514,092	5.500%	2/25/2035	528,026
Alternative Loan Trust 2005-10CB	834,220	5.000%	5/25/2020	820,503
Alternative Loan Trust 2005-27	462,891	5.500%	11/25/2035	376,423
Alternative Loan Trust 2005-36	83,923	5.500%	1/25/2036	89,881
Alternative Loan Trust 2005-6CB	24,865	7.500%	4/25/2035	26,045
Alternative Loan Trust 2005-73CB	180,181	5.000%	11/25/2020	158,599
Alternative Loan Trust 2005-J11	238,557	5.500%	7/25/2035	230,124
Alternative Loan Trust 2005-J8	761,941	6.500%	10/25/2036	277,072
Alternative Loan Trust 2006-28CB	149,753	6.500%	10/25/2036	55,954
Alternative Loan Trust 2006-30T1	215,024	6.250%	11/25/2036	201,665
Alternative Loan Trust 2007-9T1	330,912	6.000%	5/25/2037	223,464
American Home Mortgage Investment Trust 2004-1	35,061	4.001%	2/25/2044	35,016
American Home Mortgage Investment Trust 2004-2	88,991	4.115%	5/25/2035	89,485
American Home Mortgage Investment Trust 2005-2	208,064	1.647%	9/25/2045	175,199
BAMLL Commercial Mortgage Securities Trust
2018-DSNY	760,000	1.536%	3/15/2020	759,927
Banc of America Alternative Loan Trust 2005-11	62,165	4.035%	11/25/2033	62,600
Banc of America Alternative Loan Trust 2006-2	177,898	3.727%	6/25/2034	176,876
Banc of America Funding 2004-3 Trust	66,886	3.150%	12/20/2034	47,623
Banc of America Funding 2004-B Trust	57,605	3.927%	3/20/2036	55,218
Banc of America Funding 2005-B Trust	317,659	4.004%	4/20/2035	299,753
Banc of America Funding 2006-B Trust	361,746	4.899%	9/25/2037	327,960
Banc of America Funding 2007-7 Trust	214,228	4.327%	11/25/2034	212,324
Banc of America Mortgage 2003-J Trust	135,105	5.500%	3/25/2034	141,459
Banc of America Mortgage 2004-D Trust	302,586	4.265%	4/25/2035	289,965
				(Continued)

Cavalier Adaptive Income Fund

Schedule of Investments - Continued
(Unaudited)

As of February 29, 2020
	Principal	Interest Rate	Maturity Date	Value (Note 1)

COLLATERAL MORTGAGE OBLIGATIONS - CONTINUED

Banc of America Mortgage 2005-C Trust	$240,302	3.954%	4/25/2034	$240,788
Banc of America Mortgage 2005-G Trust	84,061	6.000%	3/25/2036	82,180
Banc of America Mortgage Trust 2004-2	105,764	5.500%	3/25/2034	104,135
Banc of America Mortgage Trust 2004-2	1,117,654	4.018%	8/25/2035	1,107,768
BBCMS 2018-TALL Mortgage Trust	282,577	6.000%	12/25/2035	287,318
Bear Stearns ALT-A Trust 2004-11	420,533	4.229%	9/25/2035	349,455
Bear Stearns ALT-A Trust 2005-7	110,000	1.664%	9/15/2034	109,629
Bear Stearns ARM Trust 2003-7	123,150	4.710%	11/25/2034	120,517
Bear Stearns ARM Trust 2004-1	231,165	5.750%	4/25/2022	193,637
Bear Stearns ARM Trust 2004-8	571,000	5.260%	12/25/2037	643,073
Bear Stearns ARM Trust 2017-CQHP	1,000,000	2.509%	11/15/2034	996,013
Bear Stearns Asset Backed Securities I Trust 2004-
FR2	67,714	3.602%	10/25/2033	66,604
BellaVista Mortgage Trust 2005-2	181,355	2.147%	5/20/2045	137,569
Chase Funding Trust Series 2003-3	13,926	4.031%	12/25/2034	14,062
Chase Mortgage Finance Trust Series 2007-S5	16,477	4.870%	5/25/2033	16,768
Chevy Chase Funding LLC Mortgage-Backed
Certificates Series 2005-2	350,304	3.472%	11/25/2032	346,227
CHL Mortgage Pass-Through Trust 2003-44	326,418	3.255%	9/25/2034	272,997
CHL Mortgage Pass-Through Trust 2004-20	389,482	3.633%	12/20/2035	394,994
CHL Mortgage Pass-Through Trust 2005-HYB8	864,181	6.500%	11/25/2036	568,781
CHL Mortgage Pass-Through Trust 2006-16	1,304,577	3.243%	4/20/2036	1,285,903
CHL Mortgage Pass-Through Trust 2006-3	49,856	1.427%	3/25/2036	47,749
CHL Mortgage Pass-Through Trust 2006-HYB2	62,686	6.000%	4/25/2036	54,634
CHL Mortgage Pass-Through Trust 2006-J2	48,075	6.000%	3/25/2037	40,742
CHL Mortgage Pass-Through Trust 2007-1	331,369	3.725%	4/25/2037	334,118
CHL Mortgage Pass-Through Trust 2007-HY1	442,790	3.502%	10/25/2034	414,881
Citigroup Global Markets Mortgage Securities VII, Inc.	105,877	7.000%	6/25/2026	39,136
Citigroup Mortgage Loan Trust 2006-AR1	38,524	4.150%	3/25/2036	38,278
Citigroup Mortgage Loan Trust 2006-AR5	96,001	6.000%	9/25/2033	104,001
Citigroup Mortgage Loan Trust, Inc.	147,280	4.875%	7/25/2036	114,015
Contimortgage Home Equity Loan Trust 1996-3	205,755	1.454%	9/15/2027	189,180
Countrywide Asset-Backed Certificates	138,243	4.852%	9/25/2033	137,697
Countrywide Asset-Backed Certificates	452,008	3.572%	10/25/2033	461,939
Credit Suisse First Boston Mortgage Securities Corp.	642,973	5.250%	9/25/2034	646,072
Credit Suisse First Boston Mortgage Securities Corp.	526,043	5.250%	1/25/2036	541,017
Credit Suisse First Boston Mortgage Securities Corp.	66,516	6.000%	1/25/2036	61,731
Credit-Based Asset Servicing & Securitization LLC	249,861	1.857%	5/25/2036	237,241
CSFB Mortgage-Backed Pass-Through Certificates
Series 2005-10	311,290	2.507%	10/25/2035	300,626
CSMC Mortgage-Backed Trust Series 2006-4	400,000	2.710%	3/18/2028	399,636
CWABS Asset-Backed Certificates Trust 2005-17	287,375	4.160%	5/25/2036	285,796
CWABS Asset-Backed Certificates Trust 2006-9	94,557	4.621%	5/25/2034	90,875
Deutsche Alt-A Securities Inc Mortgage Loan Trust
Series 2006-AR1	367,893	3.827%	2/25/2036	336,504
DSLA Mortgage Loan Trust 2005-AR3	271,377	0.958%	7/19/2045	237,016
EquiFirst Mortgage Loan Trust 2003-2	231,683	2.752%	7/25/2033	195,705
				(Continued)

Cavalier Adaptive Income Fund

Schedule of Investments - Continued
(Unaudited)

As of February 29, 2020
	Principal	Interest Rate	Maturity Date	Value (Note 1)

COLLATERAL MORTGAGE OBLIGATIONS - CONTINUED

EquiFirst Mortgage Loan Trust 2003-2	$376,709	2.784%	9/25/2033	$367,283
Equity One Mortgage Pass-Through Trust 2004-3	40,019	4.408%	7/25/2034	40,498
FFMLT Trust 2004-FF3	769,382	3.430%	12/25/2034	765,585
First Franklin Mortgage Loan Trust 2003-FF3	192,057	4.027%	11/25/2034	191,762
First Horizon Alternative Mortgage Securities Trust
2004-AA5	31,126	3.633%	2/25/2036	29,640
First Horizon Alternative Mortgage Securities Trust
2005-AA12	69,619	3.875%	7/25/2036	63,497
First Horizon Alternative Mortgage Securities Trust
2006-AA4	372,014	6.000%	8/25/2037	300,043
First Horizon Alternative Mortgage Securities Trust
2007-FA2	10,181	3.755%	10/25/2034	10,038
First Horizon Mortgage Pass-Through Trust 2007-4	42,506	6.064%	9/25/2034	38,287
GS Mortgage Securities Trust 2015-GC30	100,891	2.726%	5/10/2050	100,909
GSR Mortgage Loan Trust 2004-8F	44,180	3.802%	11/19/2034	43,980
GSR Mortgage Loan Trust 2005-8F	75,697	5.500%	10/25/2020	75,106
GSR Mortgage Loan Trust 2005-AR4	333,958	4.655%	7/25/2035	338,846
HarborView Mortgage Loan Trust 2004-7	17,780	4.216%	2/25/2036	10,465
HarborView Mortgage Loan Trust 2006-2	79,586	4.104%	8/19/2036	73,265
HarborView Mortgage Loan Trust 2006-6	42,677	3.949%	9/25/2036	42,306
HarborView Mortgage Loan Trust 2007-5	208,249	0.908%	9/19/2037	193,072
Home Equity Mortgage Loan Asset-Backed Trust
Series SPMD 2002-B	1,337,600	3.347%	10/25/2033	1,332,048
IndyMac INDA Mortgage Loan Trust 2006-AR2	328,113	4.975%	11/25/2034	333,197
IndyMac INDX Mortgage Loan Trust 2004-AR6	129,180	4.240%	10/25/2034	129,488
IndyMac INDX Mortgage Loan Trust 2004-AR9	1,148,811	3.209%	11/25/2035	1,094,455
IndyMac INDX Mortgage Loan Trust 2005-AR23	5,548	4.241%	2/25/2034	5,676
JP Morgan Mortgage Trust 2004-A1	191,390	4.637%	8/25/2035	191,006
JP Morgan Mortgage Trust 2005-A2	84,757	5.141%	4/25/2035	85,373
JP Morgan Mortgage Trust 2005-A6	17,582	5.500%	1/25/2036	15,135
JP Morgan Mortgage Trust 2006-A6	371,897	3.845%	10/25/2036	316,877
Lehman Mortgage Trust 2005-3	5,342	5.500%	12/25/2033	5,549
Lehman Mortgage Trust 2007-9	22,619	6.000%	10/25/2037	25,028
Lehman XS Trust Series 2006-10N	635,358	1.187%	5/25/2046	594,372
MASTR Adjustable Rate Mortgages Trust 2003-3	197,215	1.837%	4/25/2046	176,806
MASTR Adjustable Rate Mortgages Trust 2004-10	155,585	5.250%	7/25/2034	157,772
MASTR Adjustable Rate Mortgages Trust 2006-2	166,371	3.202%	8/25/2035	167,471
MASTR Adjustable Rate Mortgages Trust 2006-OA1	139,091	4.469%	2/25/2036	138,881
MASTR Alternative Loan Trust 2003-8	53,964	3.542%	9/25/2033	53,103
MASTR Alternative Loan Trust 2005-2	1,108,960	3.213%	3/25/2035	1,086,277
MASTR Asset Backed Securities Trust 2004-OPT2	63,806	1.077%	11/25/2036	35,595
MASTR Asset Securitization Trust 2004-9	1,352,029	3.497%	2/25/2034	1,419,309
Merrill Lynch Mortgage Investors Trust MLMI Series
2003-A4	610,979	3.714%	5/25/2036	566,906
Merrill Lynch Mortgage Investors Trust Series
2004-WMC2	431,679	3.502%	9/25/2034	433,448
				(Continued)

Cavalier Adaptive Income Fund

Schedule of Investments - Continued
(Unaudited)

As of February 29, 2020
	Principal	Interest Rate	Maturity Date	Value (Note 1)

COLLATERAL MORTGAGE OBLIGATIONS - CONTINUED

Merrill Lynch Mortgage Investors Trust Series	$27,198	3.250%	2/25/2034	$26,747
MLCC 2004-B
Merrill Lynch Mortgage Investors Trust Series MLMI
2004-A1	692,218	3.652%	12/25/2034	689,900
Morgan Stanley ABS Capital I Inc Trust 2004-NC8	230,149	4.702%	11/25/2032	231,403
Morgan Stanley ABS Capital I Inc Trust 2007-NC1	36,533	4.262%	10/25/2046	36,708
Morgan Stanley Dean Witter Capital I, Inc. Trust
2003-NC1	299,949	5.096%	3/25/2034	308,214
Morgan Stanley Mortgage Loan Trust 2004-6AR	291,791	3.422%	7/25/2034	294,498
Morgan Stanley Mortgage Loan Trust 2005-9AR	539,042	3.951%	12/25/2035	521,972
Morgan Stanley Mortgage Loan Trust 2006-6AR	132,936	2.447%	9/25/2034	135,536
MortgageIT Trust 2005-2	278,067	4.750%	5/25/2035	275,059
MortgageIT Trust 2005-3	121,127	4.027%	5/25/2029	90,075
MortgageIT Trust 2005-3	190,953	4.177%	8/25/2035	194,752
Nomura Asset Acceptance Corp Alternative Loan Trust
Series 2004-AP1	845,790	3.577%	4/25/2035	835,231
Oakwood Mortgage Investors, Inc.	93,875	0.955%	3/15/2032	91,047
Opteum Mortgage Acceptance Corp. Asset Backed
Pass-Through Certificates 2005-2	158,658	3.877%	7/25/2038	156,059
PHH Mortgage Trust Series 2008-CIM2	91,114	6.000%	12/25/2035	92,329
RALI Series 2005-QS17 Trust	377,161	5.500%	6/25/2035	382,128
RALI Series 2005-QS7 Trust	234,529	1.887%	11/25/2036	213,125
RAMP Series 2005-SL2 Trust	356,203	8.000%	10/25/2031	276,343
RASC Series 2006-EMX9 Trust	7,107	4.615%	11/25/2021	6,248
RBSGC Mortgage Loan Trust 2007-B	774,031	3.821%	8/25/2035	805,522
Residential Asset Securitization Trust 2004-IP2	91,216	4.298%	12/25/2034	91,890
Residential Asset Securitization Trust 2007-A6	103,278	2.339%	8/25/2035	81,516
Saxon Asset Securities Trust 2004-2	182,100	3.772%	12/19/2039	178,484
Structured Adjustable Rate Mortgage Loan Trust
Series 2005-19XS	73,127	3.155%	4/25/2035	72,861
Structured Asset Mortgage Investments II Trust
2006-AR5	140,305	1.367%	5/25/2036	125,956
Structured Asset Securities Corp Mortgage Loan
Trust 2005-7XS	754,607	7.000%	5/25/2036	305,223
UCFC Home Equity Loan Trust 1998-D	487,578	7.750%	4/15/2030	487,340
Wachovia Mortgage Loan Trust LLC Series
2005-B Trust	292,489	4.254%	10/20/2035	289,388
WaMu Mortgage Backed Pass Through Certificates
Series 2001-AR5	455,860	3.324%	6/25/2042	427,183
WaMu Mortgage Pass-Through Certificates Series
2002-AR14 Trust	40,632	5.500%	6/25/2020	36,702
WaMu Mortgage Pass-Through Certificates Series
2002-AR17 Trust	314,689	3.053%	11/25/2042	300,925
WaMu Mortgage Pass-Through Certificates Series
2002-AR6 Trust	39,170	4.645%	5/25/2033	39,910

				(Continued)

Cavalier Adaptive Income Fund

Schedule of Investments - Continued
(Unaudited)

(Unaudited)
	Principal	Interest Rate	Maturity Date	Value (Note 1)

COLLATERAL MORTGAGE OBLIGATIONS - CONTINUED

WaMu Mortgage Pass-Through Certificates Series
2003-AR4 Trust	$31,861	3.843%	8/25/2046	$32,632
WaMu Mortgage Pass-Through Certificates Series
2004-AR1 Trust	23,428	3.838%	3/25/2034	23,537
WaMu Mortgage Pass-Through Certificates Series
2006-AR10 Trust	196,924	3.206%	10/25/2036	194,041
WaMu Mortgage Pass-Through Certificates Series
2006-AR12 Trust	216,506	3.270%	11/25/2036	219,738
WaMu Mortgage Pass-Through Certificates Series
2006-AR14 Trust	303,869	3.655%	2/25/2037	303,251
WaMu Mortgage Pass-Through Certificates Series
2007-HY1 Trust	20,814	1.717%	2/25/2037	13,668
Washington Mutual Mortgage Pass-Through Certificates
WMALT Series 2005-4 Trust	199,740	6.000%	7/25/2037	156,382
Washington Mutual Mortgage Pass-Through Certificates
WMALT Series 2007-HY1 Trust	342,628	6.877%	7/25/2034	312,922
Wells Fargo Mortgage Backed Securities 2006-2 Trust	169,712	4.113%	11/25/2032	166,818

Total Collateral Mortgage Obligations (Cost $40,309,192)				40,380,149

UNITED STATES TREASURY NOTE - 3.87%
United States Treasury Floating Rate Note	2,000,000	0.580%	10/31/2021	2,005,651

Total United States Treasury Note (Cost $2,001,329)				2,005,651

PREFERRED STOCK - 0.97%			Shares
* Preferred Apartment Communities, Inc.			500	500,000

Total Preferred Stock (Cost $500,000)				500,000

SHORT-TERM INVESTMENT - 7.34%
§	Fidelity Investments Money Market Government Portfolio,		Shares
Institutional Class, 1.46%			3,798,093	3,798,093

Total Short-Term Investment (Cost $3,798,093)				3,798,093

Total Value of Investments (Cost $50,876,832) (a) - 98.33%				$50,883,760

Other Assets Less Liabilities - 1.67%				863,856

Net Assets - 100.00%				$51,747,616

§ Represents 7 day effective yield
* Non income-producing investment

				(Continued)

Cavalier Adaptive Income Fund

Schedule of Investments - Continued
(Unaudited)

As of February 29, 2020

	Summary of Investments
		% of Net
		Assets	Value
	Asset-Backed Securities	8.12%	$4,199,867
	Collateral Mortgage Obligations	78.03%	40,380,149
	United States Treasury Note	3.87%	2,005,651
	Preferred Stock	0.97%	500,000
	Short-Term Investment	7.34%	3,798,093
	Other Assets Less Liabilities	1.67%	863,856
	Total Net Assets	100.00%	$51,747,616

(a)
Aggregate cost for financial reporting and federal income tax purposes is the same.  Unrealized appreciation (depreciation) of investments for financial reporting and federal income tax purposes is as follows:

Aggregate Gross Unrealized Appreciation				$564,207
Aggregate Gross Unrealized Depreciation				(557,279)

	Net Unrealized Appreciation			$6,928

(Continued)

Cavalier Adaptive Income Fund

Schedule of Investments - Continued
(Unaudited)

As of February 29, 2020

Note 1 - Investment Valuation

The Cavalier Adaptive Income Fund (the "Fund") records its investments in securities at fair value. Under generally accepted accounting principles ("GAAP"), fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e., the "exit price") in an orderly transaction between market participants at the measurement date.

In determining fair value, the Fund uses various valuation approaches. GAAP establishes a fair value hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.

Observable inputs are those that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund's assumptions about the inputs market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The fair value hierarchy is categorized into three levels based on the inputs as follows:

Level 1:    quoted prices in active markets for identical investments
Level 2:    other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)
Level 3:    significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The availability of valuation techniques and observable inputs can vary from security to security and is affected by a wide variety of factors including the type of security, whether the security is new and not yet established in the marketplace, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Those estimated values do not necessarily represent the amounts that may be ultimately realized due to the occurrence of future circumstances that cannot be reasonably determined. Because of the inherent uncertainty of valuation, those estimated values may be materially higher or lower than the values that would have been used had a ready market for the securities existed.

Accordingly, the degree of judgment exercised by the Fund in determining fair value is greatest for securities categorized in Level 3. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement in its entirety falls, is determined based on the lowest level input that is significant to the fair value measurement.

Fair value is a market-based measure considered from the perspective of a market participant rather than an entity-specific measure. Therefore, even when market assumptions are not readily available, the Fund's own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date. The Fund uses prices and inputs that are current as of the measurement date, including periods of market dislocation. In periods of market dislocation, the observability of prices and inputs may be reduced for many securities. This condition could cause a security to be reclassified to a lower level within the fair value hierarchy.

Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time.  Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price.  Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund’s normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees.

(Continued)

Cavalier Adaptive Income Fund

Schedule of Investments - Continued
(Unaudited)

As of February 29, 2020

Note 1 - Investment Valuation - Continued

Fair value pricing  may be used, for  example,  in situations  where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund’s net asset value calculation.  A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Fund’s normal pricing procedures.  Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

The Fund has adopted ASC Topic 820, Fair Value Measurements.  ASC Topic 820 defines fair value, establishes a frame work for measuring fair value and expands disclosure about fair value measurements.The Fund has adopted FASB guidance updating ASC Topic 820 titled, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability have Significantly Decreased and Identifying Transactions that are not Orderly” which provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction that is not orderly, and how that information must be incorporated into fair value measurement.  The guidance emphasizes that even if there has been a significant decrease in volume and level of activity for an asset or liability and regardless of the valuation techniques used, the objective of a fair value measurement remains the same.

The following table summarizes the classification of the Fund's investments by the above fair value hierarchy levels as of February 29, 2020:

Assets	Total	Level 1	Level 2	Level 3
Asset-Backed Securities	$4,199,867	$-	$4,199,867	$-
Collateral Mortgage Obligations	40,380,149	-	40,380,149	-
United States Treasury Note	2,005,651	-	2,005,651	-
Preferred Stock	500,000	-	500,000	-
Short-Term Investment	3,798,093	3,798,093	-	-
Total	$50,883,760	$3,798,093	$47,085,667	$-

Cavalier Tactical Rotation Fund

Schedule of Investments
(Unaudited)

As of February 29, 2020
	Shares	Value (Note 1)

EXCHANGE-TRADED PRODUCTS - 99.85%

Communication Services - 9.89%
Communication Services Select Sector SPDR Fund	25,660	$1,302,502
Vanguard Communication Services ETF	14,717	1,312,609
		2,615,111
Consumer Discretionary - 9.93%
Consumer Discretionary Select Sector SPDR Fund	11,271	1,305,520
Vanguard Consumer Discretionary ETF	7,450	1,320,363
		2,625,883
Consumer Staples - 4.99%
Consumer Staples Select Sector SPDR Fund	22,743	1,318,867
		1,318,867
Financials - 9.34%
Financial Select Sector SPDR Fund	46,315	1,231,516
Vanguard Financials ETF	18,693	1,235,794
		2,467,310
Health Care - 9.80%
Health Care Select Sector SPDR Fund	13,944	1,291,354
Vanguard Health Care ETF	7,402	1,297,496
		2,588,850
Industrials - 9.51%
Industrials Select Sector SPDR Fund	17,131	1,251,933
Vanguard Industrials ETF	9,084	1,260,950
		2,512,883
Information Technology - 10.09%
Technology Select Sector SPDR Fund	15,135	1,337,480
Vanguard Information Technology ETF	5,643	1,329,773
		2,667,253
Large-Cap Funds - 21.28%
Invesco QQQ ETF	6,517	1,341,199
iShares Edge MSCI Minimum Volatility USA ETF	48,784	2,988,996
S&P 500 ETF Trust	4,367	1,293,767
		5,623,962
Materials - 4.73%
Materials Select Sector SPDR Fund	23,715	1,250,255
		1,250,255
Real Estate - 5.05%
iShares U.S. Real Estate ETF	15,279	1,335,385
		1,335,385
Utilities - 5.24%
Utilities Select Sector SPDR Fund	22,267	1,384,562
		1,384,562

Total Exchange Traded Products (Cost $27,375,948)		26,390,321

		(Continued)

Cavalier Tactical Rotation Fund

Schedule of Investments - Continued
(Unaudited)

As of February 29, 2020
		Shares	Value (Note 1)

SHORT-TERM INVESTMENT - 0.95%
§	Fidelity Investments Money Market Government Portfolio,
Institutional Class, 1.46%		249,770	$249,770

Total Short-Term Investment (Cost $249,770)			249,770

Total Value of Investments (Cost $27,625,718)(a) - 100.80%			$26,640,091

Liabilities in Excess of Other Assets - (0.80)%			(212,047)

Net Assets - 100.00%			$26,428,044

Summary of Investments
by Sector	% of Net
	Assets	Value
Communication Services	9.89%	$2,615,111
Consumer Discretionary	9.93%	2,625,883
Consumer Staples	4.99%	1,318,867
Financials	9.34%	2,467,310
Health Care	9.80%	2,588,850
Industrials	9.51%	2,512,883
Information Technology	10.09%	2,667,253
Large-Cap Funds	21.28%	5,623,962
Materials	4.73%	1,250,255
Real Estate	5.05%	1,335,385
Utilities	5.24%	1,384,562
Short-Term Investment	0.95%	249,770
Liabilities in Excess of Other Assets	-0.80%	(212,047)
Total Net Assets	100.00%	$26,428,044

(a)
Aggregate cost for financial reporting and federal income tax purposes is the same.  Unrealized appreciation (depreciation) of investments for financial reporting and federal income tax purposes is as follows:

Aggregate Gross Unrealized Appreciation			$462,626
Aggregate Gross Unrealized Depreciation			(1,448,253)

Net Unrealized Depreciation			$(985,627)

			(Continued)

Cavalier Tactical Rotation Fund

Schedule of Investments - Continued
(Unaudited)

As of February 29, 2020

Note 1 - Investment Valuation

The Cavalier Tactical Rotation Fund (the "Fund") records its investments in securities at fair value. Under generally accepted accounting principles ("GAAP"), fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e., the "exit price") in an orderly transaction between market participants at the measurement date.

In determining fair value, the Fund uses various valuation approaches. GAAP establishes a fair value hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.

Observable inputs are those that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund's assumptions about the inputs market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The fair value hierarchy is categorized into three levels based on the inputs as follows:

Level 1:    quoted prices in active markets for identical investments
Level 2:    other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)
Level 3:    significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The availability of valuation techniques and observable inputs can vary from security to security and is affected by a wide variety of factors including the type of security, whether the security is new and not yet established in the marketplace, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Those estimated values do not necessarily represent the amounts that may be ultimately realized due to the occurrence of future circumstances that cannot be reasonably determined. Because of the inherent uncertainty of valuation, those estimated values may be materially higher or lower than the values that would have been used had a ready market for the securities existed.

Accordingly, the degree of judgment exercised by the Fund in determining fair value is greatest for securities categorized in Level 3. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement in its entirety falls, is determined based on the lowest level input that is significant to the fair value measurement.

Fair value is a market-based measure considered from the perspective of a market participant rather than an entity-specific measure. Therefore, even when market assumptions are not readily available, the Fund's own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date. The Fund uses prices and inputs that are current as of the measurement date, including periods of market dislocation. In periods of market dislocation, the observability of prices and inputs may be reduced for many securities. This condition could cause a security to be reclassified to a lower level within the fair value hierarchy.

Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time.  Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price.  Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund’s normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees.

(Continued)

Cavalier Tactical Rotation Fund

Schedule of Investments - Continued
(Unaudited)

As of February 29, 2020

Note 1 - Investment Valuation - Continued

Fair value pricing  may be used, for  example,  in situations  where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund’s net asset value calculation.  A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Fund’s normal pricing procedures.  Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

The Fund has adopted ASC Topic 820, Fair Value Measurements.  ASC Topic 820 defines fair value, establishes a frame work for measuring fair value and expands disclosure about fair value measurements.The Fund has adopted FASB guidance updating ASC Topic 820 titled, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability have Significantly Decreased and Identifying Transactions that are not Orderly” which provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction that is not orderly, and how that information must be incorporated into fair value measurement.  The guidance emphasizes that even if there has been a significant decrease in volume and level of activity for an asset or liability and regardless of the valuation techniques used, the objective of a fair value measurement remains the same.

The following table summarizes the classification of the Fund's investments by the above fair value hierarchy levels as of February 29, 2020:

Assets	Total	Level 1	Level 2	Level 3
Exchange-Traded Products	$26,390,321	$26,390,321	$-	$-
Short-Term Investment	249,770	249,770	-	-
Total Assets	$26,640,091	$26,640,091	$-	$-

Cavalier Hedged High Income Fund

Schedule of Investments
(Unaudited)

As of February 29, 2020
			Shares	Value (Note 1)

EXCHANGE-TRADED PRODUCTS - 68.85%

Fixed Income Funds - 68.85%
	Goldman Sachs Access High Yield Corporate Bond ETF		252,000	$12,310,200
	SPDR Bloomberg Barclays High Yield Bond ETF		10,171	1,087,992

	Total Exchange-Traded Products (Cost $13,330,604)			13,398,192

COMMON STOCKS - 9.85%

Communication Services - 1.96%
*	Alphabet, Inc. - Class C		140	187,506
*	Facebook, Inc.		1,010	194,395
				381,901
Consumer Discretionary - 2.98%
	NIKE, Inc.		2,152	192,346
*	O'Reilly Automotive, Inc.		529	195,053
	Starbucks Corp.		2,458	192,781
				580,180
Financials - 0.99%
	Visa, Inc.		1,059	192,484
				192,484
Health Care - 1.01%
	Zoetis, Inc.		1,470	195,848
				195,848
Information Technology - 2.91%
*	Adobe, Inc.		566	195,338
	Automatic Data Processing, Inc.		1,196	185,069
	Microsoft Corp.		1,150	186,311
				566,718

	Total Common Stocks (Cost $1,827,514)			1,917,131

PREFERRED STOCKS - 12.84%
Real Estate - 12.84%		Dividend Rate
	Preferred Apartment Communities, Inc.	5.75%	1,000	1,000,000
	Preferred Apartment Communities, Inc.	5.75%	1,500	1,500,000

	Total Preferred Stocks ($2,500,000)			2,500,000

SHORT-TERM INVESTMENT - 0.67%
§	Fidelity Investments Money Market Government Portfolio,
	Institutional Class, 1.46%		129,447	129,447

	Total Short-Term Investment (Cost $129,447)			129,447

				(Continued)

Cavalier Hedged High Income Fund

Schedule of Investments - Continued
(Unaudited)

As of February 29, 2020
			Value (Note 1)

Total Value of Investments (Cost $17,787,565)(a) - 92.21%			$17,944,770

Other Assets Less Liabilities - 7.79%			1,516,245

Net Assets - 100.00%			$19,461,015
* Non income-producing investment
§ Represents 7-day yield

Summary of Investments
by Sector	% of Net
	Assets	Value
Exchange-Traded Products:
Fixed Income Funds	68.85%	$13,398,192
Common Stocks:
Communication Services	1.96%	381,901
Consumer Discretionary	2.98%	580,180
Financials	0.99%	192,484
Health Care	1.01%	195,848
Information Technology	2.91%	566,718
Preferred Stocks:
Real Estate	12.84%	2,500,000
Short-Term Investment	0.67%	129,447
Other Assets Less Liabilities	7.79%	1,516,245
Total Net Assets	100.00%	$19,461,015

(a)
Aggregate cost for financial reporting and federal income tax purposes is the same.  Unrealized appreciation (depreciation) of investments for financial reporting and federal income tax purposes is as follows:

Aggregate Gross Unrealized Appreciation			$224,172
Aggregate Gross Unrealized Depreciation			(66,967)

Net Unrealized Appreciation			$157,205

			(Continued)

Cavalier Hedged High Income Fund

Schedule of Investments - Continued
(Unaudited)

As of February 29, 2020

Note 1 - Investment Valuation

The Cavalier Hedged High Income Fund (the "Fund") records its investments in securities at fair value. Under generally accepted accounting principles ("GAAP"), fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e., the "exit price") in an orderly transaction between market participants at the measurement date.

In determining fair value, the Fund uses various valuation approaches. GAAP establishes a fair value hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.

Observable inputs are those that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund's assumptions about the inputs market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The fair value hierarchy is categorized into three levels based on the inputs as follows:

Level 1:    quoted prices in active markets for identical investments
Level 2:    other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)
Level 3:    significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The availability of valuation techniques and observable inputs can vary from security to security and is affected by a wide variety of factors including the type of security, whether the security is new and not yet established in the marketplace, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Those estimated values do not necessarily represent the amounts that may be ultimately realized due to the occurrence of future circumstances that cannot be reasonably determined. Because of the inherent uncertainty of valuation, those estimated values may be materially higher or lower than the values that would have been used had a ready market for the securities existed.

Accordingly, the degree of judgment exercised by the Fund in determining fair value is greatest for securities categorized in Level 3. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement in its entirety falls, is determined based on the lowest level input that is significant to the fair value measurement.

Fair value is a market-based measure considered from the perspective of a market participant rather than an entity-specific measure. Therefore, even when market assumptions are not readily available, the Fund's own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date. The Fund uses prices and inputs that are current as of the measurement date, including periods of market dislocation. In periods of market dislocation, the observability of prices and inputs may be reduced for many securities. This condition could cause a security to be reclassified to a lower level within the fair value hierarchy.

Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time.  Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price.  Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund’s normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees.

(Continued)

Cavalier Hedged High Income Fund

Schedule of Investments - Continued
(Unaudited)

As of February 29, 2020

Note 1 - Investment Valuation - Continued

Fair value pricing  may be used, for  example,  in situations  where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund’s net asset value calculation.  A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Fund’s normal pricing procedures.  Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

The Fund has adopted ASC Topic 820, Fair Value Measurements.  ASC Topic 820 defines fair value, establishes a frame work for measuring fair value and expands disclosure about fair value measurements.The Fund has adopted FASB guidance updating ASC Topic 820 titled, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability have Significantly Decreased and Identifying Transactions that are not Orderly” which provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction that is not orderly, and how that information must be incorporated into fair value measurement.  The guidance emphasizes that even if there has been a significant decrease in volume and level of activity for an asset or liability and regardless of the valuation techniques used, the objective of a fair value measurement remains the same.

The following table summarizes the classification of the Fund's investments by the above fair value hierarchy levels as of February 29, 2020:

Assets	Total	Level 1	Level 2	Level 3
Exchange-Traded Products	$13,398,192	$13,398,192	$-	$-
Common Stocks	1,917,131	1,917,131	-	-
Preferred Stocks	2,500,000	2,500,000	-	-
Short-Term Investment	129,447	129,447	-	-
Total Assets	$17,944,770	$17,944,770	$-	$-

Cavalier Tactical Economic Fund

Schedule of Investments
(Unaudited)

As of February 29, 2020
		Shares	Value (Note 1)

EXCHANGE-TRADED PRODUCTS - 99.56%

Fixed Income - 6.91%
iShares 1-3 Year Treasury Bond ETF		14,834	$1,271,719
			1,271,719
Growth Fund - 17.53%
Vanguard Growth ETF		18,355	3,225,341
			3,225,341
Large-Cap Fund - 56.24%
iShares Core S&P 500 ETF		17,248	5,103,856
iShares Edge MSCI Minimum Volatility ETF		85,582	5,243,609
			10,347,465
Mid-Cap Fund - 11.87%
iShares Core S&P Mid-Cap ETF		12,036	2,183,932
			2,183,932
Small-Cap Fund - 7.01%
iShares Russell 2000 ETF		8,818	1,290,338
			1,290,338

Total Exchange-Traded Products (Cost $18,621,455)			18,318,795

SHORT-TERM INVESTMENT - 0.58%
§	Fidelity Investments Money Market Government Portfolio,
Institutional Class, 1.46%		107,156	107,156

Total Short-Term Investment (Cost $107,156)			107,156

Total Value of Investments (Cost $18,728,611)(a) - 100.14%			$18,425,951

Liabilities in Excess of Other Assets - (0.14)%			(26,955)

Net Assets - 100.00%			$18,398,996

§ Represents 7 day effective yield

Summary of Investments
by Sector	% of Net
	Assets	Value
Exchange-Traded Products:
Fixed Income Fund	6.91%	$1,271,719
Growth Fund	17.53%	3,225,341
Large-Cap Fund	56.24%	10,347,465
Mid-Cap Fund	11.87%	2,183,932
Small-Cap Fund	7.01%	1,290,338
Short-Term Investment	0.58%	107,156
Liabilities in Excess of Other Assets	-0.14%	(26,955)
Total Net Assets	100.00%	$18,398,996

(a)
Aggregate cost for financial reporting and federal income tax purposes is the same.  Unrealized appreciation (depreciation) of investments for financial reporting and federal income tax purposes is as follows:

Aggregate Gross Unrealized Appreciation			$369,442
Aggregate Gross Unrealized Depreciation			(672,102)

Net Unrealized Depreciation			$(302,660)

			(Continued)

Cavalier Tactical Economic Fund

Schedule of Investments - Continued
(Unaudited)

As of February 29, 2020

Note 1 - Investment Valuation

The Cavalier Tactical Economic Fund (the "Fund"), formerly known as the Cavalier Multi Strategy Fund, records its investments in securities at fair value. Under generally accepted accounting principles ("GAAP"), fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e., the "exit price") in an orderly transaction between market participants at the measurement date.

In determining fair value, the Fund uses various valuation approaches. GAAP establishes a fair value hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.

Observable inputs are those that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund's assumptions about the inputs market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The fair value hierarchy is categorized into three levels based on the inputs as follows:

Level 1:    quoted prices in active markets for identical investments
Level 2:    other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)
Level 3:    significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The availability of valuation techniques and observable inputs can vary from security to security and is affected by a wide variety of factors including the type of security, whether the security is new and not yet established in the marketplace, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Those estimated values do not necessarily represent the amounts that may be ultimately realized due to the occurrence of future circumstances that cannot be reasonably determined. Because of the inherent uncertainty of valuation, those estimated values may be materially higher or lower than the values that would have been used had a ready market for the securities existed.

Accordingly, the degree of judgment exercised by the Fund in determining fair value is greatest for securities categorized in Level 3. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement in its entirety falls, is determined based on the lowest level input that is significant to the fair value measurement.

Fair value is a market-based measure considered from the perspective of a market participant rather than an entity-specific measure. Therefore, even when market assumptions are not readily available, the Fund's own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date. The Fund uses prices and inputs that are current as of the measurement date, including periods of market dislocation. In periods of market dislocation, the observability of prices and inputs may be reduced for many securities. This condition could cause a security to be reclassified to a lower level within the fair value hierarchy.

Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time.  Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price.  Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund’s normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees.

(Continued)

Cavalier Tactical Economic Fund

Schedule of Investments - Continued
(Unaudited)

As of February 29, 2020

Note 1 - Investment Valuation - Continued

Fair value pricing  may be used, for  example,  in situations  where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund’s net asset value calculation.  A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Fund’s normal pricing procedures.  Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

The Fund has adopted ASC Topic 820, Fair Value Measurements.  ASC Topic 820 defines fair value, establishes a frame work for measuring fair value and expands disclosure about fair value measurements.The Fund has adopted FASB guidance updating ASC Topic 820 titled, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability have Significantly Decreased and Identifying Transactions that are not Orderly” which provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction that is not orderly, and how that information must be incorporated into fair value measurement.  The guidance emphasizes that even if there has been a significant decrease in volume and level of activity for an asset or liability and regardless of the valuation techniques used, the objective of a fair value measurement remains the same.

The following table summarizes the classification of the Fund's investments by the above fair value hierarchy levels as of February 29, 2020:

Assets	Total	Level 1	Level 2	Level 3
Exchange-Traded Products	$18,318,795	$18,318,795	$-	$-
Short-Term Investment	107,156	107,156	-	-
Total	$18,425,951	$18,425,951	$-	$-

Cavalier Growth Opportunities Fund

Schedule of Investments
(Unaudited)

As of February 29, 2020
	Shares	Value (Note 1)

EXCHANGE-TRADED PRODUCTS - 98.58%

Communication Services - 23.49%
Communication Services Select Sector SPDR ETF	168,458	$8,550,928
ETF Managers Trust Prime Mobile Payments ETF	131,250	6,296,063
		14,846,991
Consumer Discretionary - 7.47%
Amplify Online Retail ETF	96,163	4,719,680
		4,719,680
Health Care - 21.56%
iShares Nasdaq Biotechnology ETF	53,571	6,100,666
iShares U.S. Medical Devices ETF	31,143	7,521,346
		13,622,012
Information Technology - 46.06%
First Trust Cloud Computing ETF	110,782	6,577,127
iShares Expanded Technology Software ETF	28,086	6,588,414
iShares PHLX Semiconductor ETF	18,717	4,338,413
Technology Select Sector SPDR ETF	80,987	7,156,821
VanEck Vectors Semiconductor ETF	33,662	4,442,374
		29,103,149

Total Exchange-Traded Products (Cost $65,168,780)		62,291,832

SHORT-TERM INVESTMENT - 1.50%
§ Fidelity Investments Money Market Government Portfolio,
Institutional Class, 1.46%	946,815	946,815

Total Short-Term Investment (Cost $946,815)		946,815

Total Value of Investments (Cost $66,115,595)(a) - 100.08%		$63,238,647

Liabilities in Excess of Other Assets - (0.08)%		(48,273)

Net Assets - 100.00%		$63,190,374

§ Represents 7 day effective yield

		(Continued)

Cavalier Growth Opportunities Fund

Schedule of Investments - Continued
(Unaudited)

As of February 29, 2020

	Summary of Investments
	by Sector	% of Net
		Assets	Value
	Exchange-Traded Products:
	Communication Services	23.49%	$14,846,991
	Consumer Discretionary	7.47%	4,719,680
	Health Care	21.56%	13,622,012
	Information Technology	46.06%	29,103,149
	Short-Term Investment	1.50%	946,815
	Liabilties in Excess of Other Assets	-0.08%	(48,273)
	Total Net Assets	100.00%	$63,190,374

(a)
Aggregate cost for financial reporting and federal income tax purposes is the same.  Unrealized appreciation (depreciation) of investments for financial reporting and federal income tax purposes is as follows:

Aggregate Gross Unrealized Appreciation				$309,760
Aggregate Gross Unrealized Depreciation				(3,186,708)

Net Unrealized Depreciation				$(2,876,948)

(Continued)

Cavalier Growth Opportunities Fund

Schedule of Investments - Continued
(Unaudited)

As of February 29, 2020

Note 1 - Investment Valuation

The Cavalier Growth Opportunities Fund (the "Fund") records its investments in securities at fair value. Under generally accepted accounting principles ("GAAP"), fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e., the "exit price") in an orderly transaction between market participants at the measurement date.

In determining fair value, the Fund uses various valuation approaches. GAAP establishes a fair value hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.

Observable inputs are those that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund's assumptions about the inputs market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The fair value hierarchy is categorized into three levels based on the inputs as follows:

Level 1:    quoted prices in active markets for identical investments
Level 2:    other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)
Level 3:    significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The availability of valuation techniques and observable inputs can vary from security to security and is affected by a wide variety of factors including the type of security, whether the security is new and not yet established in the marketplace, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Those estimated values do not necessarily represent the amounts that may be ultimately realized due to the occurrence of future circumstances that cannot be reasonably determined. Because of the inherent uncertainty of valuation, those estimated values may be materially higher or lower than the values that would have been used had a ready market for the securities existed.

Accordingly, the degree of judgment exercised by the Fund in determining fair value is greatest for securities categorized in Level 3. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement in its entirety falls, is determined based on the lowest level input that is significant to the fair value measurement.

Fair value is a market-based measure considered from the perspective of a market participant rather than an entity-specific measure. Therefore, even when market assumptions are not readily available, the Fund's own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date. The Fund uses prices and inputs that are current as of the measurement date, including periods of market dislocation. In periods of market dislocation, the observability of prices and inputs may be reduced for many securities. This condition could cause a security to be reclassified to a lower level within the fair value hierarchy.

Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time.  Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price.  Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund’s normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees.

(Continued)

Cavalier Growth Opportunities Fund

Schedule of Investments - Continued
(Unaudited)

As of February 29, 2020

Note 1 - Investment Valuation - Continued

Fair value pricing  may be used, for  example,  in situations  where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund’s net asset value calculation.  A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Fund’s normal pricing procedures.  Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

The Fund has adopted ASC Topic 820, Fair Value Measurements.  ASC Topic 820 defines fair value, establishes a frame work for measuring fair value and expands disclosure about fair value measurements.The Fund has adopted FASB guidance updating ASC Topic 820 titled, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability have Significantly Decreased and Identifying Transactions that are not Orderly” which provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction that is not orderly, and how that information must be incorporated into fair value measurement.  The guidance emphasizes that even if there has been a significant decrease in volume and level of activity for an asset or liability and regardless of the valuation techniques used, the objective of a fair value measurement remains the same.

The following table summarizes the classification of the Fund's investments by the above fair value hierarchy levels as of February 29, 2020:

Assets	Total	Level 1	Level 2	Level 3
Exchange-Traded Products	$62,291,832	$62,291,832	$-	$-
Short-Term Investment	946,815	946,815	-	-
Total	$63,238,647	$63,238,647	$-	$-

Cavalier Fundamental Growth Fund

Schedule of Investments
(Unaudited)

As of February 29, 2020
		Shares	Value (Note 1)

COMMON STOCKS - 99.11%

Consumer Discretionary - 8.42%
	Acushnet Holdings Corp.	11,600	$295,220
*	Chipotle Mexican Grill, Inc.	3,000	2,320,740
*	JD.com, Inc.	10,200	392,802
*	Lululemon Athletica, Inc.	10,200	2,217,582
*	New Oriental Education & Technology Group, Inc.	2,900	370,881
	Ross Stores, Inc.	7,400	804,972
*	XPEL, Inc.	24,000	309,840
			6,712,037
Consumer Staples - 2.54%
	Costco Wholesale Corp.	7,200	2,024,208
			2,024,208
Energy - 0.54%
	North American Construction Group Ltd.	21,500	198,015
*	Teekay Tankers Ltd.	14,000	231,700
			429,715
Financials - 10.07%
	Arbor Realty Trust, Inc.	198,528	2,410,130
*	Arch Capital Group Ltd.	7,400	299,182
	Ares Commercial Real Estate Corp.	16,600	253,316
	Brown & Brown, Inc.	18,300	787,083
	Capital Southwest Corp.	59,200	1,079,216
	Great Ajax Corp.	24,706	349,096
	Kinsale Capital Group, Inc.	2,900	352,263
	Newtek Business Services Corp.	28,000	530,880
*	NMI Holdings, Inc.	27,900	652,023
	PennyMac Financial Services, Inc.	25,800	909,708
	RenaissanceRe Holdings Ltd.	2,400	408,960
			8,031,857
Health Care - 11.07%
*	BioDelivery Sciences International, Inc.	53,000	257,580
*	DexCom, Inc.	3,500	966,000
*	Electromed, Inc.	20,000	205,800
*μ	Genmab A/S	15,100	343,978
*	Incyte Corp.	3,700	279,017
*	Inovalon Holdings, Inc.	20,000	389,600
*	LHC Group, Inc.	2,300	279,358
*	Medpace Holdings, Inc.	9,700	872,418
*	R1 RCM, Inc.	27,800	341,384
*	Repro-Med Systems, Inc.	36,000	291,600
	ResMed, Inc.	5,100	810,696
	Simulations Plus, Inc.	8,100	263,736
*	Veeva Systems, Inc.	11,800	1,675,246
	Zoetis, Inc.	13,900	1,851,897
			8,828,310

			(Continued)

Cavalier Fundamental Growth Fund

Schedule of Investments - Continued
(Unaudited)

As of February 29, 2020
		Shares	Value (Note 1)

COMMON STOCKS - Continued

Industrials - 11.79%
*	Copart, Inc.	7,200	$608,256
	Costamare, Inc.	200,000	1,306,000
	Federal Signal Corp.	60,700	1,760,300
*	Fly Leasing Ltd.	12,300	210,330
	Fortress Transportation and Infrastructure Investors LLC	17,600	318,208
μ	Grupo Aeroportuario del Pacifico SAB de CV	2,600	281,788
	HEICO Corp.	10,625	1,145,906
*	Kornit Digital Ltd.	21,300	848,805
*	Teledyne Technologies, Inc.	3,000	1,011,960
	TransDigm Group, Inc.	1,300	725,153
	Verisk Analytics, Inc.	3,800	589,418
	Woodward, Inc.	5,800	598,560
			9,404,684
Information Technology - 48.94%
*	Adobe, Inc.	8,250	2,847,240
*	Advanced Micro Devices, Inc.	18,000	818,640
*	Appfolio, Inc.	9,600	1,180,512
*	Atlassian Corp. PLC	4,400	637,824
	AudioCodes Ltd.	83,699	1,875,695
	Booz Allen Hamilton Holding Corp.	7,100	506,230
*	Cadence Design Systems, Inc.	32,100	2,123,736
*	CyberArk Software Ltd.	22,756	2,382,553
*	Digital Turbine, Inc.	45,000	275,850
*	Endava PLC	8,100	429,705
*	Enphase Energy, Inc.	17,200	842,284
*	Euronet Worldwide, Inc.	4,100	508,564
*	Fair Isaac Corp.	1,500	564,045
*	Fortinet, Inc.	23,550	2,403,513
*μ	Globant SA	4,100	463,341
*	IEC Electronics Corp.	2,652	19,996
*	Keysight Technologies, Inc.	9,200	871,792
	KLA Corp.	2,400	368,904
	Leidos Holdings, Inc.	4,300	441,395
	Mastercard, Inc.	8,100	2,351,025
	Microsoft Corp.	5,100	826,251
*	Model N, Inc.	8,600	249,400
*	Nice Ltd.	9,400	1,540,002
	NVIDIA Corp.	3,000	810,210
*	Paycom Software, Inc.	14,650	4,140,822
*	Paysign, Inc.	55,700	447,271
	PC-Tel, Inc.	45,000	315,900
*	Perficient, Inc.	6,000	245,820
*	Qualys, Inc.	15,700	1,258,826
*	RingCentral, Inc.	2,100	495,075
	Sapiens International Corp. NV	46,300	1,070,456
*	ServiceNow, Inc.	2,800	913,052

			(Continued)

Cavalier Fundamental Growth Fund
Schedule of Investments - Continued
(Unaudited)

As of February 29, 2020
			Shares	Value (Note 1)

COMMON STOCKS - Continued

Information Technology - Continued
	Taiwan Semiconductor Manufacturing Co. Ltd.		7,900	$425,336
	Ubiquiti, Inc.		13,400	1,817,844
	Universal Display Corp.		16,100	2,556,519
				39,025,628
Materials - 0.43%
*	UFP Technologies, Inc.		7,000	345,310
				345,310
Real Estate - 5.31%
	American Tower Corp.		6,200	1,406,160
	Community Healthcare Trust, Inc.		6,600	314,358
	Invitation Homes, Inc.		14,000	401,660
	Lamar Advertising Co.		5,500	460,570
	Safehold, Inc.		11,000	600,820
	Sun Communities, Inc.		6,900	1,054,872
				4,238,440

	Total Common Stocks (Cost $65,339,148)			79,040,189

SHORT-TERM INVESTMENT - 0.70%
	Fidelity Investments Money Market Government Portfolio,
	Institutional Class, 1.46%		557,795	557,795

	Total Short-Term Investment (Cost $557,795)			557,795

Total Value of Investments (Cost $65,896,943) - 99.81%				$79,597,984

Other Assets Less Liabilities - 0.19%				152,550

Net Assets - 100.00%				$79,750,534

*	Non-income producing investment
μ	American Depository Receipt
The following acronyms or abbreviations are used in this portfolio:
PLC - Public Limited Company
NV - Netherlands Security

	Summary of Investments
	by Sector	% of Net
		Assets	Value
	Consumer Discretionary	8.42%	$6,712,037
	Consumer Staples	2.54%	2,024,208
	Energy	0.54%	429,715
	Financials	10.07%	8,031,857
	Health Care	11.07%	8,828,310
	Industrials	11.79%	9,404,684
	Information Technology	48.94%	39,025,628
	Materials	0.43%	345,310
	Real Estate	5.31%	4,238,440
	Short-Term Investment	0.70%	557,795
	Other Assets Less Liabilities	0.19%	152,550
	Total Net Assets	100.00%	$79,750,534

				(Continued)

Cavalier Fundamental Growth Fund

Schedule of Investments - Continued
(Unaudited)

As of February 29, 2020

Aggregate cost for financial reporting and federal income tax purposes is the same.  Unrealized appreciation (depreciation) of investments for financial reporting and federal income tax purposes is as follows:

Aggregate Gross Unrealized Appreciation	$16,303,861
Aggregate Gross Unrealized Depreciation	(2,602,820)

Net Unrealized Appreciation	$13,701,041

(Continued)

Cavalier Fundamental Growth Fund

Schedule of Investments - Continued
(Unaudited)

As of February 29, 2020

Note 1 - Investment Valuation

The Cavalier Fundamental Growth Fund (the "Fund") records its investments in securities at fair value. Under generally accepted accounting principles ("GAAP"), fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e., the "exit price") in an orderly transaction between market participants at the measurement date.

In determining fair value, the Fund uses various valuation approaches. GAAP establishes a fair value hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.

Observable inputs are those that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund's assumptions about the inputs market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The fair value hierarchy is categorized into three levels based on the inputs as follows:

Level 1:    quoted prices in active markets for identical investments
Level 2:    other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)
Level 3:    significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The availability of valuation techniques and observable inputs can vary from security to security and is affected by a wide variety of factors including the type of security, whether the security is new and not yet established in the marketplace, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Those estimated values do not necessarily represent the amounts that may be ultimately realized due to the occurrence of future circumstances that cannot be reasonably determined. Because of the inherent uncertainty of valuation, those estimated values may be materially higher or lower than the values that would have been used had a ready market for the securities existed.

Accordingly, the degree of judgment exercised by the Fund in determining fair value is greatest for securities categorized in Level 3. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement in its entirety falls, is determined based on the lowest level input that is significant to the fair value measurement.

Fair value is a market-based measure considered from the perspective of a market participant rather than an entity-specific measure. Therefore, even when market assumptions are not readily available, the Fund's own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date. The Fund uses prices and inputs that are current as of the measurement date, including periods of market dislocation. In periods of market dislocation, the observability of prices and inputs may be reduced for many securities. This condition could cause a security to be reclassified to a lower level within the fair value hierarchy.

Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time.  Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price.  Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund’s normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees.

(Continued)

Cavalier Fundamental Growth Fund

Schedule of Investments - Continued
(Unaudited)

As of February 29, 2020

Note 1 - Investment Valuation - Continued

Fair value pricing  may be used, for  example,  in situations  where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund’s net asset value calculation.  A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Fund’s normal pricing procedures.  Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

The Fund has adopted ASC Topic 820, Fair Value Measurements.  ASC Topic 820 defines fair value, establishes a frame work for measuring fair value and expands disclosure about fair value measurements.The Fund has adopted FASB guidance updating ASC Topic 820 titled, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability have Significantly Decreased and Identifying Transactions that are not Orderly” which provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction that is not orderly, and how that information must be incorporated into fair value measurement.  The guidance emphasizes that even if there has been a significant decrease in volume and level of activity for an asset or liability and regardless of the valuation techniques used, the objective of a fair value measurement remains the same.

The following table summarizes the classification of the Fund's investments by the above fair value hierarchy levels as of February 29, 2020:

Assets	Total	Level 1	Level 2	Level 3
Common Stocks	$79,040,189	$79,040,189	$-	$-
Short-Term Investment	557,795	557,795	-	-
Total	$79,597,984	$79,597,984	$-	$-

ITEM 2.  CONTROLS AND PROCEDURES
(a)
The President and Principal Executive Officer and Treasurer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c)) under the Investment Company Act of 1940, are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing of this report.

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.  EXHIBITS

Certifications of the President and Principal Executive Officer and Treasurer and Principal Financial Officer as required pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are filed with this Form N-Q as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

STARBOARD INVESTMENT TRUST

/s/ Katherine M. Honey
By:	Katherine M. Honey President and Principal Executive Officer

Date:	April 28, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Katherine M. Honey
By:	Katherine M. Honey President and Principal Executive Officer

Date:	April 28, 2020

/s/ Ashley H. Lanham
By:	Ashley H. Lanham Treasurer and Principal Financial Officer

Date:	April 28, 2020